SHARE-BASED COMPENSATION - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Share-based compensation related to share options | ¥	¥ 1,904,924		¥ 2,726,075		¥ 3,215,549
Share options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Aggregate intrinsic value of share options exercised | $		$ 102,400		$ 72,800		$ 92,800
Share-based compensation related to share options | ¥	¥ 138,456		¥ 541,956		¥ 771,151
2018 Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Number of options Outstanding beginning	25,843,947	25,843,947	40,349,583	40,349,583	59,822,418	59,822,418
Granted (in shares)	0	0	0	0	0	0
Exercised (in shares)	(15,577,452)	(15,577,452)	(14,183,427)	(14,183,427)	(17,029,713)	(17,029,713)
Forfeited or Cancelled or Lapsed (in shares)	(89,151)	(89,151)	(322,209)	(322,209)	(2,443,122)	(2,443,122)
Number of options Outstanding ending	10,177,344	10,177,344	25,843,947	25,843,947	40,349,583	40,349,583	59,822,418
Vested and exercisable (in shares)		6,653,786		6,682,319		7,610,018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Weighted Average Exercise Price, outstanding beginning | $ / shares		$ 0.00002		$ 0.00002		$ 0.00002
Weighted Average Exercise Price, exercised | $ / shares		0.00002		0.00002		0.00002
Weighted Average Exercise Price, forfeited or cancelled or lapsed | $ / shares		0.00002		0.00002		0.00002
Weighted Average Exercise Price, outstanding ending | $ / shares		0.00002		0.00002		0.00002	$ 0.00002
Weighted Average Exercise Price, Vested and exercisable | $ / shares		$ 0.00002		$ 0.00002		$ 0.00002
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Weighted Average Remaining Contractual Life outstanding	4 years 9 months 3 days	4 years 9 months 3 days	5 years 5 months 19 days	5 years 5 months 19 days	6 years 4 months 20 days	6 years 4 months 20 days	7 years 3 months 18 days
Weighted Average Remaining Contractual Life	4 years 5 months 12 days	4 years 5 months 12 days	5 years 3 months 18 days	5 years 3 months 18 days	5 years 9 months 21 days	5 years 9 months 21 days
Aggregate Intrinsic Value, Outstanding | $		$ 53,465		$ 158,682		$ 218,022	$ 278,373
Aggregate Intrinsic Value, Vested and exercisable | $		$ 34,954		$ 41,029		$ 41,119